INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Inventory [Line Items]
Inventories	$ 602	¥ 3,897	¥ 2,986
Medicine [Member]
Inventory [Line Items]
Inventories	47	308
Medical Supplies [Member]
Inventory [Line Items]
Inventories	373	2,409	¥ 2,698
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	$ 182	¥ 1,180	¥ 288